Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document And Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Entity Registrant Name	REALM THERAPEUTICS PLC
Entity Central Index Key	0001718903
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Shell Company	true
Entity Common Stock, Shares Outstanding	116,561,917